Tax Status	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan has received a determination letter from the Puerto Rico Department of Treasury (the Treasury) dated July 22, 2020, stating that the Plan is qualified under Section 1081.01 of the Puerto Rico Internal Revenue Code of 2011. Once qualified, the Plan is required to operate in conformity with the Puerto Rico Code to maintain its qualified status. Processes are in place to prevent operational failures, but when they occur, the Administrator takes corrective action to preserve the tax qualification of the Plan. Specifically, the Administrator has corrected, and will continue to correct, operational failures in a manner permitted under the Treasury in order to preserve the Plan's tax favored qualification. Although the Plan has been amended since receiving the determination letter, the Administrator and the Plan's tax counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Puerto Rico Code and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.